Revenue from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs	¥ 2,038	¥ 2,636
Amortisation expenses of contract costs	¥ 2,288	¥ 2,172